Significant accounting policies, estimates and judgements - Currency (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 GBP (£) AUD ($)	Dec. 31, 2023 GBP (£) USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 GBP (£) AUD ($)	Dec. 31, 2022 GBP (£) USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 GBP (£) AUD ($)	Dec. 31, 2021 GBP (£) USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 USD ($)
Significant accounting policies, estimates and judgements
Annual average exchange rate	0.87	1.63	1.08	0.85	1.52	1.05	0.86	1.57	1.18
Exchange rate	0.87	0.87	0.87	0.89	0.89	0.89	0.84	0.84	0.84	1.63	1.11	1.57	1.07	1.56	1.13